Prepaid Expenses and Other Current Assets	12 Months Ended
Mar. 31, 2023
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
7.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of March 31,
	2022	2023
	$	$

Prepaid expenses	145	141
Payment in advance	154	164
Deposits	295	54
Other	26	47
	620	406